SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Separate Account, Liability [Roll Forward]
Separate Account Asset	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Separate Account	1,123,000,000
Policyholder deposits	44,000,000
Net Investment Income	32,000,000
Gain (Loss) Recognized on Assets Transferred to Separate Account	(72,000,000)
Benefits paid on insurance contracts, net	(66,000,000)
Transfer to (from) Policyholder Account Balance (to) from Separate Account	(10,000,000)
Separate Account, Liability, Policy Charge	(6,000,000)
Separate Account, Liability, Period Increase (Decrease)	1,045,000,000
Separate Account Asset	$ 1,045,000,000